Subsequent Event (Details) (USD $)	0 Months Ended
	Jun. 06, 2014	Jun. 05, 2014
Subsequent Event
Stockholders' Equity Note, Stock Split, Conversion Ratio	1.476
Subsequent Event [Member]
Subsequent Event
Stockholders' Equity Note, Stock Split, Conversion Ratio	1.476
Subsequent Event [Member] | Michaels Stores Inc | Additional 2020 Senior Subordinated Notes Member
Subsequent Event
Principal amount of notes issued		$ 250,000,000